Real Estate - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) building	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) building	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2018 USD ($)
Business Acquisition [Line Items]
Funded deposit			$ 25,100
Purchase commitment			$ 300,000
Purchase commitment, number of buildings to be purchased | building			6
Income (loss) from discontinued operations attributable to Colony Capital, Inc.	$ 8,439	$ 3,831	$ 17,209	$ 29,700	$ (2,976)
Guarantee of franchise obligations | THL Hotel Portfolio
Business Acquisition [Line Items]
Estimate of possible loss	75,000		81,000
Noncancelable operating ground leases assumed in connection with business combinations
Business Acquisition [Line Items]
Rent expense			8,100	6,600	$ 300
THL Hotel Portfolio
Business Acquisition [Line Items]
Income (loss) from discontinued operations attributable to Colony Capital, Inc.		$ 100
Discontinued Operations, Disposed of by Means Other than Sale | CLNY Contributed Portfolio
Business Acquisition [Line Items]
Real estate, net						$ 219,748
Industrial
Business Acquisition [Line Items]
Real estate, net	4,100,000		3,000,000	$ 2,600,000
Funded deposit	14,400		6,100
Purchase commitment	$ 363,500		$ 1,300,000
Purchase commitment, number of buildings to be purchased | building	39		61
Purchase commitment, number of buildings under construction | building	8		4